DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES- Schedule of Deferred Revenue and Other Deferred Liability (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	$ 18,267,139	$ 634,971
Environmental Protection Agency Fund Availability
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	16,293,067	0
Development of a Mobilizing Project
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	1,622,433	0
Other Deferred Liabilities
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	$ 351,639	$ 634,971